As filed with the Securities and Exchange Commission on April 21, 2008.

Registration Nos. 333-119364 and 811-21127

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 9
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 19
☒

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT D
(Exact Name of Registrant)

MERRILL LYNCH
LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA
52499-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary E. Thornton, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2008 pursuant to paragraph (b) of Rule 485

          (date)

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on                   pursuant to paragraph (a) (1) of Rule 485

            (date)

 If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

The prospectus and statement of additional information included in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-119364/811-21127) filed on February 22, 2008 pursuant to paragraph (a)(1) of Rule 485 are hereby incorporated by reference.

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
(1)
Financial Statements of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2007 and for the two years ended December 31, 2007; and the Notes relating thereto appear in the Statement of Additional Information. (to be filed by amendment)

(2)
Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2007; and the Notes relating thereto appear in the Statement of Additional Information. (to be filed by amendment)

(b)	Exhibits
(1)
Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002)

	(2)		Not Applicable.
	(3)	(a)
Underwriting Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

		(b)	Amendment 1 to Underwriting Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (to be filed by amendment)
	(4)	(a)
Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(b)
Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Contract Value). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(c)
Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(d)
Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(e)
Contract Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(f)
Contract Value Fixed Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(g)
Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(h)
Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(i)
Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(j)
Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(k)
Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(l)
Additional Death Benefit Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(m)
Bonus Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Pre-Effective Amendment No. 1 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed January 31, 2005.)

(n)
Spousal Beneficiary Continuation Endorsement (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(o)	Individual Retirement Annuity Endorsement (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-119364 Filed September 29, 2004.)
(p)	Roth Individual Retirement Annuity Endorsement (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-119364 Filed September 29, 2004.)
(q)	Tax Sheltered Annuity Endorsement (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-119364 Filed September 29, 2004.)
(r)
Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed December 2, 2005.)

(s)
Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(t)
Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(u)
Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(v)
Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.

(w)
Guaranteed Minimum Death Benefit Rider. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(x)
Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(y)
Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(z)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(aa)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(bb)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life) with Income Enhancement Benefit). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(cc)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(dd)
Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

(ee)
GMWB riders. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April   , 2008.

(5)	(a)
Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(5)	(b)
Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed December 2, 2005.)

(6)	(a)
Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(b)
Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(7)		Not Applicable.
(8)	(a)
Amended General Agency Agreement. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(b)
Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(c)
Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(d)
Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(e)
Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(f)
Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(g)
Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(h)
Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(i)
Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(j)
Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(k)
Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(l)
Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(m)
Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(n)
Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(o)
Form of Participation Agreement between Fidelity Distributors Corporation and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(p)
Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(q)
Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(r)
Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(s)
Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(t)
Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(u)
Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(v)
Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(w)
Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(x)
Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(y)
Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(z)
Form of Participation Agreement between Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(aa)
Form of Participation Agreement between AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 1 on Form N-4, Registration No. 333-119364, Filed April 27, 2005.)

(bb)
Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and Columbia Funds Series Trust Management Distributors, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 21, 2006.)

(cc)
Form of Amendment to Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 21, 2006.)

(dd)
Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 21, 2006.)

(ee)
Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 21, 2006.)

(ff)
Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc.(Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 21, 2006.)

(gg)
Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(hh)
Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(ii)
Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(jj)
Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(kk)
Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(ll)
Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(mm)
Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(nn)
Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(oo)
Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(pp)
Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(qq)
Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(rr)
Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(ss)
Form of Rule 22c-2 Shareholder Information Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 24, 2007.)

(tt)
Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(uu)
Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 17 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(vv)
Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(ww)
Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(xx)
Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(yy)
Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(zz)
Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 24, 2007.)

(aaa)
Form of Amendment to Participation Agreement by and among FAM Distributors, Inc., BlackRock Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 24, 2007.)

(bbb)
Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 24, 2007.)

(ccc)
Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., (the “Fund”), Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(ddd)
Form of Participation Agreement by and among Janus Distributors LLC, Janus Services LLC, and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 24, 2007.)

(eee)
Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-119364 Filed April 24, 2007.)

(fff)	Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
(ggg)	Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)

	(hhh)	Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(iii)	Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(jjj)	Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (to be filed by amendment)
	(kkk)	Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (to be filed by amendment)
	(lll)	Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). (to be filed by amendment)
	(mmm)	Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). (to be filed by amendment)
	(nnn)	Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(ooo)	Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(ppp)	Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(qqq)	Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(rrr)	Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(sss)	Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(ttt)	Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(uuu)	Mutual Fund Sales Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. (to be filed by amendment)
	(vvv)	Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(www)	Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(xxx)	Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
	(yyy)	Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. (to be filed by amendment)
(9)		Opinion of General Counsel as to the legality of the securities being registered. (to be filed by amendment)
(10)	(a)	Written Consent of Sutherland Asbill & Brennan LLP. (to be filed by amendment)
	(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm. (to be filed by amendment)
	(c)	Written Consent of Ernst & Young, LLP, independent registered public accounting firm. (to be filed by amendment)
(11)		Not Applicable.
(12)		Not Applicable.
(13)
Powers of Attorney. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post Effective Amendment No. 8 on Form N-4, Registration No. 333-118362, filed February 22, 2008.)

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President
Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Treasurer and Chief Financial Officer
Brian C. Scott 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President — Operations
Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller
Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary
Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of AEGON USA, Inc.

A list of subsidiaries of AEGON USA, Inc. (“ML & Co.”) appears below.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54)%	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S. Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S. Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99)%	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — First AUSA Life Insurance Company (99)%	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc. — a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30)%	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89)%	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	California	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100%-Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc.; TOLIC; Transamerica Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The number of Contracts in force as of April 2, 2008 was 6020.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 – Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Positions and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Linda S. Gilmer	(1)	Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c) Compensation to Principal Underwriter:

	Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions(2)	on Redemption	Commissions	Compensation

Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$13,109,042(3)	$0	$0	$0
Transamerica Capital, Inc.	$0	$0	$0	$0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the policies.

(2)	Fiscal Year 2007

(3)	Commissions are paid by Merrill Lynch Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Cedar Rapids, and State of Iowa, on this 18th day of April, 2008.

Merrill Lynch Life Variable Annuity
Separate Account D
(Registrant)

Merrill Lynch Life Insurance Company
(Depositor)

By: * Lon J. Olejniczak President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Lon J. Olejniczak	Director and President	April 18, 2008

* Robert R. Frederick	Director and Senior Vice President	April 18, 2008

* John T. Mallett	Director, Treasurer and Chief Financial Officer	April 18, 2008

* Brian C. Scott	Director and Senior Vice President — Operations	April 18, 2008

* Ronald L. Ziegler	Director and Senior Vice President	April 18, 2008

* Eric J. Martin	Vice President and Corporate Controller	April 18, 2008

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary	April 18, 2008

* By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney.